Asset Retirement Obligation	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
10.	Asset Retirement Obligation

The Company recognizes ARO liabilities primarily related to restoration and removal costs at multiple operational sites per lease agreements or nuclear regulatory requirements. These obligations are expected to be settled over various future periods, consistent with the lease terms or the useful lives of the underlying assets, and are based on estimates of future costs discounted to present value using a risk-free rate. The AROs are classified in other non-current liabilities on the consolidated balance sheets. Upon initial recognition of the ARO liability, the Company also capitalized asset retirement costs as part of the carrying amount of the related long-lived assets. These capitalized costs are being depreciated over the estimated useful life of the associated assets on a straight-line basis.

The following table summarizes the changes in the Company’s ARO liability during the year ended December 31, 2025:

Amount
ARO liability at December 31, 2023	$237
Addition	264
Settlements	—
ARO liability at December 31, 2024	$501
Addition	67
Settlements	—
ARO liability at December 31, 2025	$568